UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-04864

Exact name of registrant as specified in charter:	Prudential Investment Portfolios 7

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	8/31/2013

Date of reporting period:	5/31/2013

Item 1. Schedule of Investments

Prudential Jennison Value Fund

Schedule of Investments

as of May 31, 2013 (Unaudited)

	Shares	Value

LONG-TERM INVESTMENTS — 98.6%
COMMON STOCKS
Aerospace & Defense — 2.7%
Boeing Co. (The)	144,697	$14,327,897
United Technologies Corp.	33,604	3,189,019

		17,516,916

Air Freight & Logistics — 0.9%
FedEx Corp.	60,562	5,834,543

Airlines — 2.6%
Delta Air Lines, Inc.	331,394	5,968,406
United Continental Holdings, Inc.*(a)	347,154	11,268,619

		17,237,025

Auto Components — 1.7%
Lear Corp.	191,494	11,485,810

Capital Markets — 5.3%
Goldman Sachs Group, Inc. (The)	104,873	16,997,816
Morgan Stanley	677,884	17,557,195

		34,555,011

Chemicals — 0.5%
Mosaic Co. (The)	53,629	3,261,716

Commercial Banks — 4.5%
PNC Financial Services Group, Inc.	142,266	10,191,936
Wells Fargo & Co.	483,928	19,623,281

		29,815,217

Communications Equipment — 1.4%
JDS Uniphase Corp.	680,084	9,262,744

Computers & Peripherals — 1.5%
Apple, Inc.	22,024	9,903,752

Consumer Finance — 2.7%
Capital One Financial Corp.	118,915	7,245,491
SLM Corp.	431,677	10,248,012

		17,493,503

Diversified Financial Services — 5.8%
Citigroup, Inc.	258,506	13,439,727
ING US, Inc.(a)	355,165	10,132,858
JPMorgan Chase & Co.	269,221	14,696,774

		38,269,359

Diversified Telecommunication Services — 1.4%
Vivendi SA (France)	456,004	8,925,064

Electric Utilities — 1.2%
EDP - Energias De Portugal Sa (Portugal)	236,602	7,561,800

Electronic Equipment & Instruments — 2.8%
Flextronics International Ltd. (Singapore)*	2,452,398	18,294,889

Energy Equipment & Services — 1.4%
Halliburton Co.	223,086	9,336,149

Food & Staples Retailing — 1.9%
CVS Caremark Corp.	116,431	6,704,097

Wal-Mart Stores, Inc.	73,719	5,517,130

		12,221,227

Food Products — 4.5%
Bunge Ltd. (Bermuda)	157,897	10,989,631
Mondelez International, Inc. (Class A Stock)	337,449	9,941,248
Tyson Foods, Inc. (Class A Stock)	354,765	8,869,125

		29,800,004

Healthcare Providers & Services — 6.7%
CIGNA Corp.	182,444	12,387,948
Express Scripts Holding Co.	148,497	9,224,634
HCA Holdings, Inc.	297,423	11,617,342
UnitedHealth Group, Inc.	167,973	10,520,149

		43,750,073

Hotels, Restaurants & Leisure — 3.9%
Carnival Corp. (Panama)	249,388	8,254,743
Hyatt Hotels Corp.	170,839	7,024,899
International Game Technology	582,809	10,420,625

		25,700,267

Independent Power Producers & Energy Traders — 1.9%
Calpine Corp.	628,625	12,767,374

Insurance — 5.1%
Axis Capital Holdings Ltd. (Bermuda)	151,294	6,590,367
MetLife, Inc.	299,252	13,229,931
Travelers Cos., Inc. (The)	82,010	6,865,877
XL Group PLC (Ireland)	208,553	6,554,821

		33,240,996

Internet Software & Services — 1.7%
Google, Inc. (Class A Stock)	13,029	11,340,572

Machinery — 0.8%
SPX Corp.	67,943	5,362,062

Media — 5.6%
Comcast Corp. (Class A Stock)	306,169	12,292,685
Liberty Global, Inc. (Series C Stock)*(a)	272,761	18,735,953
Viacom, Inc.	84,731	5,582,926

		36,611,564

Metals & Mining — 2.2%
Goldcorp, Inc. (Canada)	270,016	7,860,165
Newmont Mining Corp.	192,917	6,613,195

		14,473,360

Multiline Retail — 0.2%
J.C. Penney Co., Inc.(a)	90,510	1,591,166

Oil, Gas & Consumable Fuels — 11.7%
Anadarko Petroleum Corp.	128,184	11,212,254
Denbury Resources, Inc.*	357,473	6,559,630
EOG Resources, Inc.	81,938	10,578,196
Marathon Oil Corp.	296,834	10,208,121
Newfield Exploration Co.	139,996	3,330,505
Noble Energy, Inc.	249,222	14,367,648
Occidental Petroleum Corp.	135,654	12,489,664

Suncor Energy, Inc. (Canada)	254,571	7,716,047

		76,462,065

Personal Products — 1.0%
Avon Products, Inc.	277,826	6,548,359

Pharmaceuticals — 7.7%
Actavis, Inc.	89,337	11,014,359
Mylan, Inc.	449,766	13,708,867
Pfizer, Inc.	426,669	11,618,197
Sanofi (France), ADR	171,724	9,116,827
Teva Pharmaceutical Industries Ltd. (Israel), ADR	135,795	5,187,369

		50,645,619

Road & Rail — 2.1%
Hertz Global Holdings, Inc.*(a)	146,537	3,785,051
Union Pacific Corp.	64,704	10,004,532

		13,789,583

Semiconductors & Semiconductor Equipment — 0.7%
Maxim Integrated Products, Inc.	146,425	4,318,073

Software — 3.7%
CA, Inc.	367,620	10,039,702
Microsoft Corp.	401,523	14,005,122

		24,044,824

Wireless Telecommunication Services — 0.8%
NII Holdings, Inc.*	639,416	4,929,897

TOTAL LONG-TERM INVESTMENTS (cost $465,028,860)		646,350,583

SHORT-TERM INVESTMENT — 4.3%

AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $28,520,615; includes $20,000,315 of cash collateral for securities on loan)(b)(c)	28,520,615	28,520,615

TOTAL INVESTMENTS — 102.9% (cost $493,549,475)(d)		674,871,198
Liabilities in excess of other assets — (2.9)%		(19,287,314)

NET ASSETS — 100.0%		$655,583,884

The following abbreviation is used in the Portfolio descriptions:

ADR—American Depositary Receipt

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $19,250,720; cash collateral of $20,000,315 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2-Prudential Core Taxable Money Market Fund.
(c)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(d)	The United States federal income tax basis of the Schedule of Investments was $499,423,228; accordingly, net unrealized appreciation on investments for federal income tax purposes was $175,447,970 (gross unrealized appreciation $189,498,025; gross unrealized depreciation $14,050,055). The difference between book and tax basis is primarily attributable to deferred losses on wash sales and other book to tax differences as of the most recent fiscal year end.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of May 31, 2013 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$637,425,519	$8,925,064	$—
Affiliated Money Market Mutual Fund	28,520,615	—	—

Total	$665,946,134	$8,925,064	$—

Notes to Schedule of Investments (Unaudited)

Securities Valuation: The Fund holds portfolio securities and other assets that are fair valued at the close of each day the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Trustees (the “Board”) has delegated fair valuation responsibilities to Prudential Investments LLC (“PI” or “Manager”) through the adoption of Valuation Procedures for valuation of the Fund’s securities. Under the current Valuation Procedures, a Valuation Committee is established and responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures allow the Fund to utilize independent pricing vendor services, quotations from market makers and other valuation methods in events when market quotations are not readily available or not representative of the fair value of the securities. A record of the Valuation Committee’s actions is subject to review, approval and ratification by the Board at its next regularly scheduled quarterly meeting.

Various inputs are used in determining the value of the Fund’s investments, which are summarized in the three broad level hierarchies based on any observable inputs used as described in the table following the Schedule of Investments. The valuation methodologies and significant inputs used in determining the fair value of securities and other assets classified as Level 1, Level 2 and Level 3 of the hierarchy are as follows:

Common stocks, exchange-traded funds and financial derivative instruments (including futures contracts and certain options and swap contracts on securities), that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 of the fair value hierarchy.

In the event there is no sale or official closing price on such day, these securities are valued at the mean between the last reported bid and asked prices, or at the last bid price in absence of an asked price. These securities are classified as Level 2 of the fair value hierarchy as these inputs are considered as significant other observable inputs to the valuation.

For common stocks traded on foreign securities exchanges, certain valuation adjustments will be applied when events occur after the close of the security’s foreign market and before the Fund’s normal pricing time. These securities are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 of the fair value hierarchy as the adjustment factors are considered as significant other observable inputs to the valuation.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 as they have the ability to be purchased or sold at their net asset values on the date of valuation.

Securities and other assets that cannot be priced using the methods described above are valued with pricing methodologies approved by the Valuation Committee. In the event there are unobservable inputs used when determining such valuations, the securities will be classified as Level 3 of the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

The Fund invests in the Prudential Core Taxable Money Market Fund, a portfolio of the Prudential Investment Portfolios 2, registered under the Investment Company Act of 1940, as amended, and managed by PI.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2. Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Prudential Investment Portfolios 7

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date July 22, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date July 22, 2013

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date July 22, 2013

*	Print the name and title of each signing officer under his or her signature.